Hennessy Equity and Income Fund
Schedule of Investments
January 31, 2022 (Unaudited)
	Number of
	Shares/Par		% of
	Amount	Value	Net Assets
COMMON STOCKS - 65.71%
Communication Services - 8.75%
Alphabet, Inc., Class C (a)	1,777	$4,822,724	4.15%
Meta Platforms, Inc. (a)	11,403	3,572,104	3.08%
Verizon Communications, Inc.	33,121	1,763,031	1.52%
		10,157,859	8.75%
Consumer Discretionary - 8.68%
CarMax, Inc. (a)	18,401	2,045,639	1.76%
Lowe's Companies, Inc.	7,505	1,781,312	1.53%
O'Reilly Automotive, Inc. (a)	4,670	3,043,672	2.62%
The Home Depot, Inc.	8,760	3,214,745	2.77%
		10,085,368	8.68%
Consumer Staples - 7.24%
Altria Group, Inc.	66,155	3,365,967	2.90%
Church & Dwight Co., Inc.	24,434	2,508,150	2.16%
Nestle S.A. - ADR (b)	19,637	2,535,922	2.18%
		8,410,039	7.24%
Energy - 0.31%
Enbridge, Inc. (b)	1,575	66,575	0.06%
Kinder Morgan, Inc.	3,300	57,288	0.05%
Targa Resources Corp.	2,500	147,700	0.12%
The Williams Companies, Inc.	3,100	92,814	0.08%
		364,377	0.31%
Financials - 11.90%
Berkshire Hathaway, Inc., Class B (a)	18,281	5,722,318	4.93%
BlackRock, Inc.	2,618	2,154,457	1.86%
The Charles Schwab Corp.	43,077	3,777,853	3.25%
The Progressive Corp.	19,894	2,161,682	1.86%
		13,816,310	11.90%
Health Care - 3.49%
Johnson & Johnson	12,128	2,089,533	1.80%
Pfizer, Inc.	37,258	1,963,124	1.69%
		4,052,657	3.49%
Industrials - 6.23%
FedEx Corp.	10,402	2,557,436	2.20%
Norfolk Southern Corp.	10,399	2,828,424	2.43%
Old Dominion Freight Line, Inc.	6,146	1,855,662	1.60%
		7,241,522	6.23%
Information Technology - 13.18%
Apple, Inc.	30,721	5,369,416	4.62%
Cisco Systems, Inc.	34,386	1,914,269	1.65%
Fiserv, Inc. (a)	21,279	2,249,190	1.94%
Texas Instruments, Inc.	15,783	2,832,891	2.44%
Visa, Inc., Class A	12,998	2,939,758	2.53%
		15,305,524	13.18%
Materials - 5.93%
Air Products and Chemicals, Inc.	7,581	2,138,752	1.84%
Martin Marietta Materials, Inc.	7,618	2,964,316	2.55%
NewMarket Corp.	5,286	1,787,038	1.54%
		6,890,106	5.93%
Total Common Stocks (Cost $42,827,263)		76,323,762	65.71%

PREFERRED STOCKS - 1.78%
Communication Services - 0.04%
AT&T, Inc., Series C, 4.750%, Perpetual	1,935	47,543	0.04%

Consumer Discretionary - 0.01%
Ford Motor Co., 6.000%, 12/01/2059	625	16,281	0.01%

Consumer Staples - 0.08%
CHS, Inc., Series 3, 6.750% to 09/30/2024 then 3 Month LIBOR USD + 4.155%, Perpetual (c)	415	11,305	0.01%
CHS, Inc., Series 4, 7.500%, Perpetual	2,985	85,072	0.07%
		96,377	0.08%
Energy - 0.05%
Enbridge, Inc., Series B, 6.375% to 04/15/2023 then 3 Month LIBOR USD + 3.593%, 04/15/2078 (b)(c)	1,930	51,261	0.05%

Financials - 1.60%
AEGON Funding Co. LLC, 5.100%, 12/15/2049	880	22,458	0.02%
American International Group, Inc., Series A, 5.850%, Perpetual	1,720	45,442	0.04%
Arch Capital Group Ltd.
Series G, 4.550%, Perpetual (b)	1,055	25,521	0.02%
Series F, 5.450%, Perpetual (b)	446	11,395	0.01%
Axis Capital Holdings Ltd., Series E, 5.500%, Perpetual (b)	1,060	26,553	0.02%
Bank of America Corp.
Series QQ, 4.250%, Perpetual	690	16,056	0.02%
Series KK, 5.375%, Perpetual	975	25,526	0.02%
Series GG, 6.000%, Perpetual	1,460	38,106	0.03%
Cadence Bank, Series A, 5.500%, Perpetual	655	16,794	0.01%
Capital One Financial Corp.
Series J, 4.800%, Perpetual	2,110	51,716	0.05%
Series I, 5.000%, Perpetual	1,985	49,764	0.04%
Citigroup, Inc.
Series K, 6.875% to 11/15/2023 then 3 Month LIBOR USD + 4.130%, Perpetual (c)	930	25,026	0.02%
Series J, 7.125% to 09/30/2023 then 3 Month LIBOR USD + 4.040%, Perpetual (c)	1,425	38,219	0.03%
Citizens Financial Group, Inc., Series D, 6.350% to 04/06/2024 then 3 Month LIBOR USD + 3.642%, Perpetual (c)	1,220	32,659	0.03%
ConnectOne Bancorp, Inc., Series A, 5.250% to 09/01/2026 then 5 Year CMT Rate + 4.420%, Perpetual (c)	790	19,932	0.02%
Cullen/Frost Bankers, Inc., Series B, 4.450%, Perpetual	860	20,666	0.02%
Equitable Holdings, Inc., Series A, 5.250%, Perpetual	1,380	35,369	0.03%
Federal Agricultural Mortgage Corp., Series F, 5.250%, Perpetual	800	19,808	0.02%
Fifth Third Bancorp.
Series K, 4.950%, Perpetual	1,720	43,688	0.04%
Series I, 6.625% to 12/31/2023 then 3 Month LIBOR USD + 3.710%, Perpetual (c)	1,165	31,933	0.03%
First Citizens BancShares, Inc., Series A, 5.375%, Perpetual	1,680	43,294	0.04%
First Horizon Corp.
Series D, 6.100% to 05/01/2024 then 3 Month LIBOR USD + 3.859%, Perpetual (c)	650	17,004	0.01%
Series B, 6.625% to 08/01/2025 then 3 Month LIBOR USD + 4.262%, Perpetual (c)	830	22,593	0.02%
First Republic Bank, Series N, 4.500%, Perpetual	1,365	32,446	0.03%
Hartford Financial Services Group, Inc., Series G, 6.000%, Perpetual	1,905	50,730	0.04%
Huntington Bancshares, Inc., Series H, 4.500%, Perpetual	1,915	45,156	0.04%
JPMorgan Chase & Co.
Series JJ, 4.550%, Perpetual	2,050	49,917	0.04%
Series LL, 4.625%, Perpetual	1,950	47,775	0.04%
KeyCorp
Series F, 5.650%, Perpetual	895	23,386	0.02%
Series E, 6.125% to 12/15/2026 then 3 Month LIBOR USD + 3.892%, Perpetual (c)	1,680	48,300	0.04%
MetLife, Inc., Series F, 4.750%, Perpetual	1,895	47,716	0.04%
Morgan Stanley
Series K, 5.850% to 04/15/2027 then 3 Month LIBOR USD + 3.491%, Perpetual (c)	820	22,632	0.02%
Series I, 6.375% to 10/15/2024 then 3 Month LIBOR USD + 3.708%, Perpetual (c)	3,090	84,233	0.07%
Regions Financial Corp.
Series E, 4.450%, Perpetual	2,100	49,623	0.04%
Series C, 5.700% to 05/15/2029 then 3 Month LIBOR USD + 3.148%, Perpetual (c)	1,210	32,222	0.03%
State Street Corp., Series D, 5.900% to 03/15/2024 then 3 Month LIBOR USD + 3.108%, Perpetual (c)	2,335	61,877	0.05%
SVB Financial Group, Series A, 5.250%, Perpetual	1,250	31,937	0.03%
Synchrony Financial, Series A, 5.625%, Perpetual	1,945	50,551	0.04%
Synovus Financial Corp.
Series E, 5.875% to 07/01/2024 then 5 Year CMT Rate + 4.127%, Perpetual (c)	845	22,578	0.02%
Series D, 6.300% to 06/21/2023 then 3 Month LIBOR USD + 3.352%, Perpetual (c)	850	21,752	0.02%
Texas Capital Bancshares, Inc., Series B, 5.750%, Perpetual	730	18,936	0.02%
The Allstate Corp.
Series H, 5.100%, Perpetual	1,330	34,274	0.03%
Series G, 5.625%, Perpetual	2,115	55,392	0.05%
The Goldman Sachs Group, Inc.
Series K, 6.375% to 05/10/2024 then 3 Month LIBOR USD + 3.550%, Perpetual (c)	1,070	28,933	0.03%
Series J, 5.500% to 05/10/2023 then 3 Month LIBOR USD + 3.640%, Perpetual (c)	1,165	30,488	0.03%
Truist Financial Corp.
Series R, 4.750%, Perpetual	1,835	46,646	0.04%
Series O, 5.250%, Perpetual	1,880	49,632	0.04%
US Bancorp, Series B, 3.500% to 11/29/2021 then 3 Month LIBOR USD + 0.600%, Perpetual (c)	2,095	47,850	0.04%
Washington Federal, Inc., Series A, 4.875%, Perpetual	1,395	35,001	0.03%
Wells Fargo & Co.
Series Z, 4.750%, Perpetual	1,930	47,941	0.04%
Series R, 6.625% to 03/15/2024 then 3 Month LIBOR USD + 3.690%, Perpetual (c)	1,840	50,435	0.04%
Western Alliance Bancorp, Series A, 4.250% to 09/30/2026 then 5 Year CMT Rate + 3.452%, Perpetual (c)	345	8,701	0.01%
		1,856,582	1.60%
Total Preferred Stocks (Cost $2,017,297)		2,068,044	1.78%

REITS - 2.48%
Financials - 2.48%
Annaly Capital Management, Inc., Series I, 6.750% to 06/30/2024 then 3 Month LIBOR USD + 4.989%, Perpetual (c)	1,360	34,653	0.03%
Apollo Commercial Real Estate Finance, Inc.	4,130	56,374	0.05%
Chimera Investment Corp.	2,930	42,485	0.04%
Chimera Investment Corp.
Series C, 7.750% to 09/30/2025 then 3 Month LIBOR USD + 4.743%, Perpetual (c)	1,540	38,361	0.03%
Series B, 8.000% to 03/30/2024 then 3 Month LIBOR USD + 5.791%, Perpetual (c)	695	17,611	0.01%
Kimco Realty Corp., Series M, 5.250%, Perpetual	1,150	29,521	0.03%
Monmouth Real Estate Investment Corp., Series C, 6.125%, Perpetual	1,745	43,957	0.04%
Starwood Property Trust, Inc.	2,730	67,568	0.06%
STORE Capital Corp.	80,313	2,546,725	2.19%
Total REITS (Cost $2,299,333)		2,877,255	2.48%

CORPORATE BONDS - 14.87%
Communication Services - 0.91%
AT&T, Inc., 4.250%, 03/01/2027	980,000	1,063,212	0.91%

Consumer Discretionary - 1.17%
Alibaba Group Holding Ltd., 3.600%, 11/28/2024 (b)	1,000,000	1,040,713	0.90%
Lowe's Cos, Inc., 2.625%, 04/01/2031	325,000	319,954	0.27%
		1,360,667	1.17%
Energy - 1.30%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	1,048,226	0.90%
The Williams Companies, Inc., 2.600%, 03/15/2031	475,000	457,710	0.40%
		1,505,936	1.30%
Financials - 7.90%
Aflac, Inc., 3.600%, 04/01/2030	300,000	321,971	0.28%
Bank of America Corp., 2.299% to 07/21/2031 then SOFR + 1.220%, 07/21/2032 (c)	575,000	544,305	0.47%
Dell International LLC / EMC Corp., 5.450%, 06/15/2023	322,000	336,823	0.29%
Discover Financial Services, 5.200%, 04/27/2022	650,000	657,222	0.57%
Fifth Third Bancorp, 3.650%, 01/25/2024	225,000	233,325	0.20%
General Motors Financial Co, Inc., 3.700%, 05/09/2023	1,075,000	1,100,861	0.95%
Huntington Bancshares, Inc.
2.550%, 02/04/2030	525,000	519,660	0.45%
4.000%, 05/15/2025	365,000	387,464	0.33%
Intercontinental Exchange, Inc., 0.700%, 06/15/2023	165,000	163,749	0.14%
JPMorgan Chase & Co., 2.069% to 06/01/2028 then SOFR + 1.015%, 06/01/2029 (c)	325,000	312,449	0.27%
Marsh & McLennan Cos, Inc., 4.375%, 03/15/2029	275,000	306,842	0.26%
Morgan Stanley
1.593% to 05/04/2026 then SOFR + 0.879%, 05/04/2027 (c)	295,000	284,941	0.24%
2.239% to 07/21/2031 then SOFR + 1.178%, 07/21/2032 (c)	330,000	311,418	0.27%
Prudential Financial, Inc., Series MTN, 3.878%, 03/27/2028	260,000	284,391	0.24%
Regions Financial Corp., 1.800%, 08/12/2028	325,000	310,304	0.27%
Synchrony Financial, 3.950%, 12/01/2027	650,000	679,901	0.59%
Synovus Financial Corp., 3.125%, 11/01/2022	1,300,000	1,314,335	1.13%
The Goldman Sachs Group, Inc., 4.223% to 05/01/2028 then 3 Month LIBOR USD + 1.301%, 05/01/2029 (c)	300,000	323,419	0.28%
Willis North America, Inc., 3.600%, 05/15/2024	750,000	778,531	0.67%
		9,171,911	7.90%
Health Care - 1.62%
Edwards Lifesciences Corp., 4.300%, 06/15/2028	700,000	769,223	0.66%
Evernorth Health, Inc., 3.500%, 06/15/2024	700,000	722,289	0.62%
Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	425,000	387,091	0.34%
		1,878,603	1.62%
Industrials - 0.33%
General Electric Co., 3.625%, 05/01/2030	380,000	385,864	0.33%

Information Technology - 1.64%
Autodesk, Inc., 2.850%, 01/15/2030	675,000	684,233	0.59%
Broadcom, Inc., 4.110%, 09/15/2028	425,000	452,618	0.39%
PayPal Holdings, Inc., 2.850%, 10/01/2029	750,000	769,209	0.66%
		1,906,060	1.64%
Total Corporate Bonds (Cost $17,039,618)		17,272,253	14.87%

MORTGAGE-BACKED SECURITIES - 2.65%
Fannie Mae Pool
3.000%, 10/01/2043	1,071,238	1,115,449	0.96%
3.500%, 01/01/2042	175,583	186,308	0.16%
6.000%, 10/01/2037	78,632	87,697	0.08%
Fannie Mae REMICS
Series 2013-52, 1.250%, 06/25/2043	50,406	48,610	0.04%
Series 2012-22, 2.000%, 11/25/2040	3,649	3,654	0.01%
Series 2012-16, 2.000%, 11/25/2041	49,763	49,912	0.04%
Series 2010-134, 2.250%, 03/25/2039	14,848	14,914	0.01%
Freddie Mac Gold Pool
3.000%, 05/01/2042	496,112	517,534	0.45%
3.000%, 09/01/2042	716,623	747,658	0.64%
5.500%, 04/01/2037	40,352	45,875	0.04%
Freddie Mac REMICS
Series 4146, 1.500%, 10/15/2042	17,860	17,955	0.01%
Series 4309, 2.000%, 10/15/2043	43,894	43,928	0.04%
Series 3870, 2.750%, 01/15/2041	17,709	17,932	0.01%
Series 4322, 3.000%, 05/15/2043	75,852	76,964	0.07%
Government National Mortgage Association, Series 2013-24, 1.750%, 02/16/2043	105,975	105,270	0.09%
Total Mortgage-Backed Securities (Cost $2,967,419)		3,079,660	2.65%

U.S. TREASURY OBLIGATIONS - 9.93%
U.S. Treasury Notes - 9.93%
0.125%, 12/31/2022	800,000	795,380	0.68%
0.250%, 08/31/2025	1,250,000	1,196,191	1.03%
0.500%, 11/30/2023	1,750,000	1,730,347	1.49%
0.625%, 03/31/2027	900,000	855,703	0.74%
0.750%, 04/30/2026	1,500,000	1,449,551	1.25%
1.000%, 07/31/2028	1,000,000	954,687	0.82%
1.250%, 12/31/2026	750,000	737,256	0.63%
1.250%, 04/30/2028	425,000	413,047	0.36%
1.375%, 11/15/2031	325,000	313,244	0.27%
1.500%, 11/30/2028	225,000	221,432	0.19%
1.875%, 07/31/2026	1,775,000	1,798,019	1.55%
2.750%, 02/15/2024	575,000	593,261	0.51%
3.000%, 10/31/2025	450,000	474,416	0.41%
Total U.S. Treasury Obligations (Cost $11,705,455)		11,532,534	9.93%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 1.18%
Financials - 0.77%
Apollo Investment Corp.	4,375	57,356	0.05%
Ares Capital Corp.	3,345	73,924	0.06%
Bain Capital Specialty Finance, Inc.	3,380	53,945	0.05%
BlackRock TCP Capital Corp.	4,790	64,857	0.06%
FS KKR Capital Corp.	3,013	66,015	0.06%
Golub Capital BDC, Inc.	3,200	50,176	0.04%
Hercules Capital, Inc.	4,625	82,695	0.07%
Monroe Capital Corp.	6,150	66,358	0.06%
New Mountain Finance Corp.	4,755	63,241	0.05%
Oaktree Specialty Lending Corp.	11,905	89,645	0.08%
Sixth Street Specialty Lending, Inc.	2,650	63,229	0.05%
TCG BDC, Inc.	5,235	73,761	0.06%
TriplePoint Venture Growth BDC Corp.	5,675	95,681	0.08%
		900,883	0.77%
Other Investment Companies - 0.41%
iShares Preferred & Income Securities ETF	2,995	112,762	0.10%
Vanguard High-Yield Corporate Fund	62,348	359,745	0.31%
		472,507	0.41%
Total Investment Companies (Excluding Money Market Funds) (Cost $1,364,845)		1,373,390	1.18%

SHORT-TERM INVESTMENTS - 1.27%
Money Market Funds - 1.27%
First American Government Obligations Fund, Institutional Class, 0.03% (d)	1,469,951	1,469,951	1.27%
Total Short-Term Investments (Cost $1,469,951)		1,469,951	1.27%

Total Investments (Cost $81,691,181) - 99.87%		115,996,849	99.87%
Other Assets in Excess of Liabilities - 0.13%		151,180	0.13%
TOTAL NET ASSETS - 100.00%		$116,148,029	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
LIBOR — London Interbank Offered Rate
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
(a) Non-income-producing security.
(b) U.S.-traded security of a foreign corporation.
(c) Variable rate security; rate disclosed is the rate as of January 31, 2022.
(d) The rate listed is the fund's seven-day yield as of January 31, 2022.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor's Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure as of January 31, 2022
The Fund follows its valuation policies and procedures in determining its net asset value and, in preparing these financial statements, the fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available generally are valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The Nasdaq Stock Market (“Nasdaq”) generally are valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available generally are valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and are classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeds 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria considered in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when a shareholder is unable to purchase or redeem Fund shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee, among other things, is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2022, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$10,157,859	$–	$–	$10,157,859
Consumer Discretionary	10,085,368	–	–	10,085,368
Consumer Staples	8,410,039	–	–	8,410,039
Energy	364,377	–	–	364,377
Financials	13,816,310	–	–	13,816,310
Health Care	4,052,657	–	–	4,052,657
Industrials	7,241,522	–	–	7,241,522
Information Technology	15,305,524	–	–	15,305,524
Materials	6,890,106	–	–	6,890,106
Total Common Stocks	$76,323,762	$–	$–	$76,323,762

Preferred Stocks
Communication Services	$47,543	$–	$–	$47,543
Consumer Discretionary	16,281	–	–	16,281
Consumer Staples	96,377	–	–	96,377
Energy	51,261	–	–	51,261
Financials	1,856,582	–	–	1,856,582
Total Preferred Stocks	$2,068,044	$–	$–	$2,068,044

REITS
Financials	$2,877,255	$–	$–	$2,877,255
Total REITS	$2,877,255	$–	$–	$2,877,255

Corporate Bonds
Communication Services	$–	$1,063,212	$–	$1,063,212
Consumer Discretionary	–	1,360,667	–	1,360,667
Energy	–	1,505,936	–	1,505,936
Financials	–	9,171,911	–	9,171,911
Health Care	–	1,878,603	–	1,878,603
Industrials	–	385,864	–	385,864
Information Technology	–	1,906,060	–	1,906,060
Total Corporate Bonds	$–	$17,272,253	$–	$17,272,253

Mortgage-Backed Securities	$–	$3,079,660	$–	$3,079,660

U.S. Treasury Obligations
U.S. Treasury Notes	$–	$11,532,534	$–	$11,532,534
Total U.S. Treasury Obligations	$–	$11,532,534	$–	$11,532,534

Investment Companies (Excluding Money Market Funds)
Financials	$900,883	$–	$–	$900,883
Other Investment Companies	472,507	–	–	472,507
Total Investment Companies (Excluding Money Market Funds)	$1,373,390	$–	$–	$1,373,390

Short-Term Investments
Money Market Funds	$1,469,951	$–	$–	$1,469,951
Total Short-Term Investments	$1,469,951	$–	$–	$1,469,951

Total Investments	$84,112,402	$31,884,447	$–	$115,996,849